Notes Receivable (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Receivables [Abstract]
Schedule of notes receivable
March 31, 2023
Notes receivable, gross	$94,512,428
Deferred transaction income	(3,479,795)
Notes receivable, amortized cost	$91,032,633

December 31, 2022

Notes receivable, gross	$107,650,187
Less allowance for uncollectible accounts:
Balance at beginning of year	(23,114,173)
Provision	(29,437,179)
Charge-offs, net of recoveries totaling $5,040,041	42,327,901
Total allowance for uncollectible accounts	(10,223,451)
Notes receivable, net of allowance	97,426,736
Deferred transaction income	(4,068,332)
Notes receivable, net	$93,358,404

	2022	2021
Notes receivable, gross	$107,650,187	$162,341,675
Less allowance for uncollectible accounts:
Balance at beginning of year	(23,114,173)	(11,133,146)
Provision	(29,437,179)	(52,621,682)
Charge-offs, net of recoveries totaling $5,040,041 and $6,153,728, respectively	42,327,901	40,640,655
Total allowance for uncollectible accounts	(10,223,451)	(23,114,173)
Notes receivable, net of allowance	97,426,736	139,227,502
Deferred transaction income	(4,068,332)	(5,240,919)
Notes receivable, net	$93,358,404	$133,986,583

Schedule of gross notes receivable and related allowance for uncollectible accounts
March 31, 2023
Current	$83,483,563
1–28 days past due	3,610,029
29–56 days past due	1,633,102
57–90 days past due	2,305,939
Total amortized cost	$91,032,633
	December 31, 2022
	Gross Receivables	Less Allowance	Net Receivables
Current	$96,923,113	$(3,348,558)	$93,574,555
Days past due:
1–28	5,516,812	(2,146,103)	3,370,709
29–56	2,513,755	(2,063,131)	450,624
57–90	2,696,507	(2,665,659)	30,848
Total	$107,650,187	$(10,223,451)	$97,426,736

	2022			2021
	Gross Receivables	Less Allowance	Net Receivables	Gross Receivables	Less Allowance	Net Receivables
Current	$96,923,113	$(3,348,558)	$93,574,555	$139,024,393	$(7,989,217)	$131,035,176
Days past due:
1–28	5,516,812	(2,146,103)	3,370,709	12,263,154	(5,126,611)	7,136,543
29–56	2,513,755	(2,063,131)	450,624	5,266,164	(4,267,236)	998,928
57–90	2,696,507	(2,665,659)	30,848	5,787,964	(5,731,109)	56,855
Total	$107,650,187	$(10,223,451)	$97,426,736	$162,341,675	$(23,114,173)	$139,227,502

Schedule of amortized cost basis of our notes receivable by prophet score
	March 31, 2023
	Amortized cost basis by year of origination
	2023	2022	Total
A	$37,277,708	$556,002	$37,833,710
B	23,527,210	998,967	24,526,177
C	18,385,600	1,643,973	20,029,573
No score	7,914,684	728,489	8,643,173
Total amortized cost	$87,105,202	$3,927,431	$91,032,633

	2023	2022	2021	2020	2019	Total
Current period gross charge-offs	$(81,932)	$(6,027,430)	$(9,175)	$(473)	$—	$(6,119,010)
Current period recoveries	—	846,255	353,501	98,912	32,869	1,331,537
Current period net charge-offs	$(81,932)	$(5,181,175)	$344,326	$98,439	$32,869	$(4,787,473)

Schedule of allowance for credit loss
	For the three months ended March 31,
	2023	2022
Balance at beginning of period	$10,223,451	$23,114,173
Adoption of Accounting Standards Update No. 2016-13	(878,577)	—
Provision for credit losses	1,694,364	10,465,595
Charge-offs	(6,119,010)	(15,305,982)
Recoveries of charged-off receivables	1,331,537	1,427,547
Balance at end of period	$6,251,765	$19,701,333

	2022	2021
Account reactivation fees receivable, gross	$1,190,447	$3,016,514
Less allowance for uncollectible accounts:
Balance at start of period	(1,691,071)	(1,071,588)
Provision	(7,588,253)	(6,128,851)
Charge-offs, net of recoveries totaling $1,252,437 and $1,273,319, respectively	8,298,611	5,509,368
Total allowance for uncollectible accounts	(980,713)	(1,691,071)
Account reactivation fees receivable, net	$209,734	$1,325,443